UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $41,751 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108     1943    50000 SH       SOLE                    50000
BARRETT BILL CORP              COM              06846N104     1124    35000 SH       SOLE                    35000
BRIGHAM EXPLORATION CO         COM              109178103     1099   100000 SH       SOLE                   100000
CONCHO RES INC                 COM              20605P101     4257   154200 SH       SOLE                   154200
DEVON ENERGY CORP NEW          COM              25179M103      912    10000 SH       SOLE                    10000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2061    20000 SH       SOLE                    20000
EL PASO CORP                   COM              28336L109     1978   155000 SH       SOLE                   155000
ENCORE ACQUISITION CO          COM              29255W100      836    20000 SH       SOLE                    20000
FLOTEK INDS INC DEL            COM              343389102     1100   100000 SH       SOLE                   100000
HELMERICH & PAYNE INC          COM              423452101     1512    35000 SH       SOLE                    35000
MARINER ENERGY INC             COM              56845T305     1435    70000 SH       SOLE                    70000
NATIONAL OILWELL VARCO INC     COM              637071101     2763    55000 SH       SOLE                    55000
NEWFIELD EXPL CO               COM              651290108      960    30000 SH       SOLE                    30000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      186      500 SH  CALL SOLE                      500
PETROHAWK ENERGY CORP          COM              716495106     2704   125000 SH       SOLE                   125000
PROSHARES TR                   ULTRA O&G PRO    74347R719     1245    20000 SH       SOLE                    20000
RANGE RES CORP                 COM              75281A109     1286    30000 SH       SOLE                    30000
ROSETTA RESOURCES INC          COM              777779307     1377    75000 SH       SOLE                    75000
ROSETTA RESOURCES INC          COM              777779307      918    50000 SH       SOLE                    50000
SPDR TR                        UNIT SER 1       78462F103     2111    47100 SH       SOLE                    47100
ST MARY LD & EXPL CO           COM              792228108     1070    30000 SH       SOLE                    30000
TRANSGLOBE ENERGY CORP         COM              893662106      768   250000 SH       SOLE                   250000
VAALCO ENERGY INC              COM NEW          91851C201     2052   300000 SH       SOLE                   300000
VALERO ENERGY CORP NEW         COM              91913Y100     3030   100000 SH       SOLE                   100000
XTO ENERGY INC                 COM              98385X106     3024    65000 SH       SOLE                    65000